UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08359
                                   ---------------------------------------------

                               The Westport Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Edmund H. Nicklin, Jr., 235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878
                                                   -----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  09/30/04
                         -----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================================
                                                                                       MARKET
COMMON STOCKS -- 97.5%                                               SHARES             VALUE
------------------------------------------------------------------------------------------------
BROADCASTING/CABLE TV/ADVERTISING -- 5.7%
Comcast Corp. - Class A(a) .................................           7,823         $   220,922
Cox Radio, Inc. - Class A(a) ...............................          37,500             559,500
Insight Communications Company, Inc.(a) ....................          60,000             528,000
Interpublic Group of Companies, Inc.(a) ....................          60,000             635,400
                                                                                     -----------
                                                                                       1,943,822
                                                                                     -----------
BUSINESS PRODUCTS & SERVICES -- 20.1%
CACI International, Inc. - Class A(a) ......................          20,000           1,055,600
Ceridian Corp.(a) ..........................................          25,000             460,250
ChoicePoint, Inc.(a) .......................................          20,000             853,000
Computer Associates International, Inc .....................          41,000           1,078,300
DST Systems, Inc.(a) .......................................          23,000           1,022,810
MRO Software, Inc.(a) ......................................          38,000             380,000
Parametric Technology Corp.(a) .............................          70,000             369,600
Peregrine Systems, Inc.(a) .................................          48,500             921,500
Synopsys, Inc.(a) ..........................................          30,600             484,398
TriZetto Group, Inc.(a) ....................................          45,600             265,848
                                                                                     -----------
                                                                                       6,891,306
                                                                                     -----------
CHEMICALS -- 3.0%
Praxair, Inc ...............................................          24,000           1,025,760
                                                                                     -----------

COMMUNICATIONS EQUIPMENT & SERVICES -- 3.2%
Rockwell Collins, Inc ......................................          30,000           1,114,200
                                                                                     -----------

CONSUMER PRODUCTS & SERVICES -- 7.8%
Abercrombie & Fitch Company ................................           2,500              78,750
American Eagle Outfitters, Inc .............................          15,000             552,750
Big Lots, Inc.(a) ..........................................          18,100             221,363
Del Monte Foods Company(a) .................................          50,000             524,500
Neiman Marcus Group, Inc. - Class B ........................          24,500           1,304,625
                                                                                     -----------
                                                                                       2,681,988
                                                                                     -----------
HEALTHCARE PRODUCTS & SERVICES -- 14.0%
Caremark Rx, Inc.(a) .......................................          48,375           1,551,386
Laboratory Corporation of America Holdings(a) ..............          27,500           1,202,300
Lincare Holdings, Inc.(a) ..................................          24,000             713,040
Triad Hospitals, Inc.(a) ...................................          12,321             424,335
Universal Health Services, Inc. - Class B ..................          21,000             913,500
                                                                                     -----------
                                                                                       4,804,561
                                                                                     -----------
INDUSTRIAL SPECIALTY PRODUCTS -- 9.1%
DuPont Photomasks, Inc.(a) .................................          20,000             340,800
Fairchild Semiconductor Corp.(a) ...........................          28,500             403,845
FEI Company(a) .............................................          12,000             237,120
Pall Corp ..................................................          28,500             697,680
Precision Castparts Corp ...................................          15,000             900,750
Texas Instruments, Inc .....................................          25,064             533,362
                                                                                     -----------
                                                                                       3,113,557
                                                                                     -----------
INSURANCE -- 3.6%
Arthur J. Gallagher & Company ..............................          10,000             331,300
Hilb, Rogal & Hobbs Company ................................          25,400             919,988
                                                                                     -----------
                                                                                       1,251,288
                                                                                     -----------

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================================
                                                                                       MARKET
COMMON STOCKS -- 97.5% (CONTINUED)                                   SHARES             VALUE
------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 5.9%
Abbott Laboratories ........................................          20,000         $   847,200
Bristol-Myers Squibb Company ...............................           8,000             189,360
Hospira, Inc.(a) ...........................................          19,000             581,400
Schering-Plough Corp .......................................          21,000             400,260
                                                                                     -----------
                                                                                       2,018,220
                                                                                     -----------

OIL & GAS PRODUCERS -- 5.2%
EOG Resources, Inc .........................................          12,000             790,200
Pogo Producing Company .....................................          21,000             996,450
                                                                                     -----------
                                                                                       1,786,650
                                                                                     -----------

OIL & GAS SERVICES -- 1.7%
Helmerich & Payne, Inc .....................................          20,000             573,800
                                                                                     -----------

REGIONAL BANKS & THRIFTS -- 7.4%
Cullen/Frost Bankers, Inc ..................................          25,000           1,161,750
First Niagara Financial Group, Inc .........................          10,000             133,800
National Commerce Financial Corp ...........................          20,000             684,200
Sterling Financial Corp.(a) ................................          16,105             567,540
                                                                                     -----------
                                                                                       2,547,290
                                                                                     -----------

TRANSPORTATION -- 1.9%
FedEx Corp .................................................           7,500             642,675
                                                                                     -----------

OTHER -- 8.9%
iShares Russell Midcap Index Fund ..........................          24,000           1,682,640
iShares S&P 400 MidCap Index Fund ..........................           1,100             130,625
Other ......................................................                           1,241,775
                                                                                     -----------
                                                                                       3,055,040
                                                                                     -----------

TOTAL COMMON STOCKS (Cost $28,318,214) .....................                         $33,450,157
                                                                                     -----------

MONEY MARKETS -- 1.0%
First American Treasury (Cost $235,933) ....................         235,933         $   235,933
                                                                                     -----------

                                                                                        MARKET
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 2.6% ...............       PAR VALUE             VALUE
------------------------------------------------------------------------------------------------
Treasury Bill, 1.260%, 10/7/04 (Cost $899,811) .............     $   900,000         $   899,786
                                                                                     -----------

TOTAL INVESTMENT SECURITIES -- 101.1% (Cost $29,453,958) ...                         $34,585,876

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%) .............                            (278,048)
                                                                                     -----------

NET ASSETS -- 100.0% .......................................                         $34,307,828
                                                                                     ===========

(a) Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
======================================================================================================
                                                                                           MARKET
COMMON STOCKS -- 98.2%                                                 SHARES              VALUE
------------------------------------------------------------------------------------------------------
BROADCASTING/CABLE TV/ADVERTISING -- 7.2%
Beasley Broadcast Group, Inc.(a) ..............................         604,499         $    9,490,634
Cox Radio, Inc. - Class A(a) ..................................         937,300             13,984,516
Emmis Communications Corp.(a) .................................       1,728,200             31,211,292
Insight Communications Company, Inc.(a) .......................       2,042,050             17,970,040
Salem Communications Corp.(a) .................................         596,925             15,114,141
Young Broadcasting, Inc.(a) ...................................       1,003,100             10,903,697
                                                                                        --------------
                                                                                            98,674,320
                                                                                        --------------

BUSINESS PRODUCTS & SERVICES -- 15.7%
Arbitron, Inc .................................................         241,000              8,823,010
Ariba, Inc. (a) ...............................................         182,933              1,708,594
CACI International, Inc.(a) ...................................         584,800             30,865,744
Ceridian Corp.(a) .............................................         785,000             14,451,850
Computer Associates International, Inc ........................       1,600,000             42,080,000
IMS Health, Inc ...............................................         850,526             20,344,582
MRO Software, Inc.(a) .........................................         539,700              5,397,000
Map Info Corp. (a) ............................................       1,096,800             11,845,440
MatrixOne, Inc. (a) ...........................................       1,063,400              5,380,804
PeopleSoft, Inc. (a) ..........................................       1,088,088             21,598,547
Peregrine Systems Corp. - Class A(a) ..........................         202,800              3,853,200
Perot Systems Corp. (a) .......................................       1,523,800             24,472,228
Synopsys, Inc. (a) ............................................       1,067,500             16,898,525
Synplicity, Inc.(a) ...........................................          84,500                436,020
TriZetto Group, Inc. (a) ......................................       1,099,400              6,409,502
                                                                                        --------------
                                                                                           214,565,046
                                                                                        --------------

CHEMICALS -- 1.2%
Airgas, Inc ...................................................         660,900             15,907,863
                                                                                        --------------

COMMUNICATIONS EQUIPMENT & SERVICES -- 2.7%
General Communication, Inc. - Class A (a) .....................         839,450              7,597,022
Western Wireless Corp. (a) ....................................       1,114,540             28,654,823
                                                                                        --------------
                                                                                            36,251,845
                                                                                        --------------

CONSUMER PRODUCTS & SERVICES -- 12.0%
Applebee's International, Inc .................................         663,300             16,768,224
Big Lots, Inc. (a) ............................................       1,596,106             19,520,376
Constellation Brands, Inc. - Class A (a) ......................         454,800             17,309,688
Darden Restaurants, Inc .......................................       1,146,300             26,731,716
Del Monte Foods Company (a) ...................................       1,855,000             19,458,950
Gaylord Entertainment Company (a) .............................         366,200             11,352,200
Orient Express Hotels Ltd. - Class A ..........................         979,100             15,998,494
Ruby Tuesday, Inc .............................................         890,200             24,809,874
Saks, Inc .....................................................         969,900             11,687,295
                                                                                        --------------
                                                                                           163,636,817
                                                                                        --------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
======================================================================================================
                                                                                           MARKET
COMMON STOCKS -- 98.2% (CONTINUED)                                     SHARES              VALUE
------------------------------------------------------------------------------------------------------
HEALTHCARE PRODUCTS & SERVICES -- 9.9%
Caremark Rx, Inc. (a) .........................................       2,208,771         $   70,835,286
Triad Hospitals, Inc. (a) .....................................         449,200             15,470,448
Universal Health Services, Inc. - Class B .....................       1,116,850             48,582,975
                                                                                        --------------
                                                                                           134,888,709
                                                                                        --------------

INDUSTRIAL SERVICES -- 4.0%
DeVry, Inc. (a) ...............................................       1,275,000             26,405,250
ITT Educational Services, Inc .................................         760,700             27,423,235
                                                                                        --------------
                                                                                            53,828,485
                                                                                        --------------

INDUSTRIAL SPECIALTY PRODUCTS -- 9.2%
Charles River Laboratories International, Inc. (a) ............         556,400             25,483,120
DuPont Photomasks, Inc. (a) ...................................         731,600             12,466,464
Fairchild Semiconductor Corp. (a) .............................         724,000             10,259,080
Fisher Scientific International, Inc ..........................         400,500             23,361,165
JLG Industries, Inc ...........................................         390,250              6,556,200
Perkin Elmer, Inc .............................................         820,000             14,120,400
Precision Castparts Corp ......................................         338,300             20,314,915
Rogers Corp. (a) ..............................................         164,800              7,002,352
Texas Instruments, Inc. .......................................         257,448              5,478,493
                                                                                        --------------
                                                                                           125,042,189
                                                                                        --------------

INSURANCE -- 5.3%
Arthur J. Gallagher & Company .................................         682,400             22,607,912
Brown & Brown, Inc ............................................         382,600             17,484,820
Hilb, Rogal & Hobbs Company ...................................         900,000             32,598,000
                                                                                        --------------
                                                                                            72,690,732
                                                                                        --------------

MEDICAL PRODUCTS & SERVICES -- 1.6%
Owens & Minor, Inc ............................................         285,250              7,245,350
Priority Healthcare Corp. (a) .................................         700,650             14,118,097
                                                                                        --------------
                                                                                            21,363,447
                                                                                        --------------

OIL & GAS PRODUCERS -- 8.3%
Houston Exploration Company (a) ...............................         548,800             32,571,280
Pogo Producing Company ........................................         531,300             25,210,185
Stone Energy Corp. (a) ........................................         469,000             20,523,440
Unocal Corp ...................................................         819,550             35,240,650
                                                                                        --------------
                                                                                           113,545,555
                                                                                        --------------

REAL ESTATE & CONSTRUCTION -- 1.0%
St. Joe Company (The) .........................................         288,450             13,779,256
                                                                                        --------------

REGIONAL BANKS & THRIFTS -- 12.8%
BankUnited Financial Corp. - Class A (a) ......................       1,088,700             31,735,605
Downey Financial Corp .........................................         120,000              6,595,200
FNB Corp ......................................................       1,095,466             24,242,663
First National Bankshares of Florida, Inc .....................       1,112,776             27,318,651
Harbor Florida Bancshares, Inc ................................          78,812              2,451,053

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
======================================================================================================
                                                                                           MARKET
COMMON STOCKS -- 98.2% (CONTINUED)                                     SHARES              VALUE
------------------------------------------------------------------------------------------------------
REGIONAL BANKS & THRIFTS -- 12.8% (CONTINUED)
Hudson United Bancorp .........................................         360,450         $   13,282,582
People's Bank .................................................         476,250             17,016,412
Sovereign Bancorp, Inc ........................................         691,321             15,084,624
Sterling Financial Corp. (a) ..................................         413,079             14,556,904
Taylor Capital Group, Inc .....................................         491,000             11,784,000
The South Financial Group, Inc ................................         368,400             10,388,880
                                                                                        --------------
                                                                                           174,456,574
                                                                                        --------------

SECURITY PRODUCTS & SERVICES -- 0.8%
Checkpoint Systems, Inc. (a) ..................................         686,600             10,690,362
                                                                                        --------------

TRANSPORTATION -- 4.2%
EGL Inc. (a) ..................................................         498,000             15,069,480
Florida East Coast Industries, Inc ............................         251,265              9,435,001
Overnite Corp .................................................       1,025,000             32,215,750
                                                                                        --------------
                                                                                            56,720,231
                                                                                        --------------

OTHER -- 2.3% .................................................                             31,268,069
                                                                                        --------------

TOTAL COMMON STOCKS (Cost $985,289,322) .......................                         $1,337,309,500
                                                                                        --------------

MONEY MARKETS -- 0.1%
First American Treasury (Cost $128,889) .......................         128,889         $      128,889
                                                                                        --------------



Treasury Bill, 1.530%, 11/26/04 (Cost $9,976,200) .............  $   10,000,000         $    9,975,280
                                                                                        --------------

TOTAL INVESTMENT SECURITIES -- 99.0% (Cost $995,394,411) ......                         $1,347,413,679

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0% .................                             13,760,620
                                                                                        --------------

NET ASSETS -- 100.0% ..........................................                         $1,361,174,299
                                                                                        ==============

(a) Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
================================================================================
SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION -- As of September 30, 2004, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

-------------------------------------------------------------------------------------------------------------
                                   FEDERAL           GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
                                   TAX COST           APPRECIATION         DEPRECIATION         APPRECIATION
-------------------------------------------------------------------------------------------------------------
Westport Fund ................   $ 29,464,522         $  8,276,098         $ (3,154,744)         $  5,121,354
Westport Select Cap Fund .....   $995,464,325         $441,293,344         $(89,343,990)         $351,949,354
-------------------------------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Westport Funds

By (Signature and Title)

/s/ Edmund H. Nicklin
---------------------------------
Edmund H. Nicklin, Jr.
President

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin
---------------------------------
Edmund H. Nicklin, Jr.
President

Date:  November 29, 2004


By (Signature and Title)

/s/ Terry A. Wettergreen
---------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  November 29, 2004